Revenue - Schedule of Disaggregation of Revenue by Service Type (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 88,125	$ 79,972	$ 327,274	$ 315,362
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	82,747	76,119	308,283	303,299
Aircraft Management Services | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	765	0	1,942	0
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	1,056	1,468	4,005	5,458
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	1,761	1,490	7,166	4,606
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,796	$ 895	$ 5,877	$ 1,999